UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Graham Asset Management, LLC

Address:  666 Fifth Avenue
          37th Floor
          New York, NY 10103


13F File Number: 28-11631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Monica Graham
Title:  Managing Member
Phone:  (212) 808-7430


Signature, Place and Date of Signing:


/s/ Monica Graham                  New York, NY              November 13, 2006
------------------                --------------            -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total: $78,314
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1          28-06273                             Graham Partners, L.P.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                                VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP       (x1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE  SHARED NONE
3M CO                               COM             88579Y101     558      7,500  SH       Shared-Defined   1             558
02MICRO INTERNATIONAL LTD          SPONS ADR        67107W100     553     80,000  SH       Shared-Defined   1             553
4 KIDS ENTMT INC                    COM             350865101   1,238     75,000  SH       Shared-Defined   1           1,238
ACTEL CORP                          COM             004934105     700     45,000  SH       Shared-Defined   1             700
AGILE SOFTWARE CORP DEL             COM             00846X105   1,306    200,000  SH       Shared-Defined   1           1,306
ALCATEL                           SPONSORED ADR     013904305   1,827    150,000  SH       Shared-Defined   1           1,827
ASPEN INSURANCE HOLDINGS LTD        SHS             G05384105     310     12,000  SH       Shared-Defined   1             310
ATHEROS COMMUNICATIONS INC          COM             04743P108   1,813    100,000  SH       Shared-Defined   1           1,813
AVNET INC                           COM             053807103     834     42,500  SH       Shared-Defined   1             834
BARRETT BUSINESS SERVICES IN        COM             068463108     322     15,000  SH       Shared-Defined   1             322
BMC SOFTWARE INC                    COM             055921100     817     30,000  SH       Shared-Defined   1             817
BORLAND SOFTWARE CORP               COM             099849101     287     50,000  SH       Shared-Defined   1             287
BRUNSWICK CORP                      COM             117043109     468     15,000  SH       Shared-Defined   1             468
CA INC                              COM             12673P105     592     25,000  SH       Shared-Defined   1             592
CALIFORNIA MICRO DEVICES COR        COM             130439102     459     90,000  SH       Shared-Defined   1             459
CARRIER ACCESS CORP                 COM             144460102   5,453    768,087  SH       Shared-Defined   1           5,453
CERAGON NETWORKS LTD                ORD             M22013102     402     95,500  SH       Shared-Defined   1             402
CIRRUS LOGIC INC                    COM             172755100     365     50,000  SH       Shared-Defined   1             365
COACTIVE MARKETING GROUP INC        COM             189875107     408    215,997  SH       Shared-Defined   1             408
E M C CORP MASS                     COM             268648102   1,617    135,000  SH       Shared-Defined   1           1,617
EBAY INC                            COM             278642103     425     15,000  SH       Shared-Defined   1             425
ENTRUST INC                         COM             293848107   2,700    780,300  SH       Shared-Defined   1           2,700
EVERGREEN SOLAR INC                 COM             30033R108     208     25,000  SH       Shared-Defined   1             208
EXAR CORP                           COM             300645108   2,658    200,000  SH       Shared-Defined   1           2,658
GENESIS MICROCHIP INC DEL           COM             37184C103   1,236    105,000  SH       Shared-Defined   1           1,236
GOLD KIST INC                       COM             380614107     625     30,000  SH       Shared-Defined   1             625
INDIA FD INC                        COM             454089103   1,104     25,000  SH       Shared-Defined   1           1,104
INTEGRATED SILICON SOLUTION         COM             45812P107     557    100,000  SH       Shared-Defined   1             557
INTEL CORP                          COM             458140100   1,751     85,100  SH       Shared-Defined   1           1,751
IONA TECHNOLOGIES PLC             SPONSORED ADR     46206P109     405     90,100  SH       Shared-Defined   1             405
LIBERTY GLOBAL INC                COM SER A         530555101   2,979    115,726  SH       Shared-Defined   1           2,979
MAPINFO CORP                        COM             565105103   4,508    351,355  SH       Shared-Defined   1           4,508
MASCO CORP                          COM             574599106     274     10,000  SH       Shared-Defined   1             274
MASTEC INC                          COM             576323109     277     25,000  SH       Shared-Defined   1             277
MCAFEE INC                          COM             579064106     832     34,000  SH       Shared-Defined   1             832
METASOLV INC                        COM             59139P104   3,409  1,125,028  SH       Shared-Defined   1           3,409
MICROVISION INC DEL                 COM             594960106      21     15,000  SH       Shared-Defined   1              21
MORGAN STANLEY INDIA INVS FD        COM             61745C105   1,621     35,000  SH       Shared-Defined   1           1,621
NETOPIA INC                         COM             64114K104   2,025    360,900  SH       Shared-Defined   1           2,025
NETSCOUT SYS INC                    COM             64115T104   3,604    555,300  SH       Shared-Defined   1           3,604
NORFOLK SOUTHERN CORP               COM             655844108     352      8,000  SH       Shared-Defined   1             352
PALM INC NEW                        COM             696643105   2,065    141,800  SH       Shared-Defined   1           2,065
PEGASUS WIRELESS CORP NV            COM             70558E108      15     25,000  SH       Shared-Defined   1              15
PEGASYSTEMS INC                     COM             705573103   1,423    162,996  SH       Shared-Defined   1           1,423
PERFORMANCE TECHNOLOGIES INC        COM             71376K102     616     90,650  SH       Shared-Defined   1             616
PRIMEDIA INC                        COM             74157K101      30     20,000  SH       Shared-Defined   1              30
PROCENTURY CORP                     COM             74268T108   2,289    152,600  SH       Shared-Defined   1           2,289
RAINMAKER SYSTEMS                 COM NEW           750875304     174     30,500  SH       Shared-Defined   1             174
REGIS CORP MINN                     COM             758932107     556     15,500  SH       Shared-Defined   1             556
RENT A CTR INC NEW                  COM             76009N100   1,586     54,150  SH       Shared-Defined   1           1,586
S1 CORPORATION                      COM             78463B101     644    139,596  SH       Shared-Defined   1             644
SEAGATE TECHNOLOGY HLDGS            SHS             G7945J104     346     15,000  SH       Shared-Defined   1             346
SEARS HLDGS CORP                    COM             812350106     257     15,000  SH       Shared-Defined   1             257
STAR BUFFET INC                     COM             855086104     394     49,653  SH       Shared-Defined   1             394
STRATEX NETWORKS INC                COM             86279T109   5,661  1,275,000  SH       Shared-Defined   1           5,661
SUMTOTAL SYS INC                    COM             866615107   5,215    700,000  SH       Shared-Defined   1           5,215
TALEO CORP                          CL A            87424N104     425     41,950  SH       Shared-Defined   1             425
TELLABS INC                         COM             879664100     411     37,500  SH       Shared-Defined   1             411
TRAFFIC COM INC                     COM             892717109     505    100,000  SH       Shared-Defined   1             505
ULTRATECH INC                       COM             904034105   1,132     85,000  SH       Shared-Defined   1           1,132
VIGNETTE CORP                     COM NEW           926734401     339     25,000  SH       Shared-Defined   1             339
VODAFONE GROUP PLC NEW           SPONSORED ADR N    92857W209   2,000     87,500  SH       Shared-Defined   1           2,000
XILINX INC                          COM             983919101     331     15,100  SH       Shared-Defined   1             331





SK 02245 0001 717984